As Filed with the Securities and Exchange Commission on July 20, 2017
Registration Nos.: 333-203262; 811-05817
____________________________________________________________________________________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 11 ☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 69 ☒
(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code:
(800) 537-2033

Robert L. Reynolds
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on September 1, 2017 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Individual Flexible Premium Variable Annuity Contract

Explanatory Note

Registrant is filing this Post-Effective Amendment No. 11 pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 10 to Registrant's Registration Statement (File No. 333-203262) filed pursuant to Rule 485(a) of the Securities Act of 1933, until September 1, 2017. Since no other changes are intended to be made to Post-Effective Amendment No. 10 by means of this filing, Parts A, B, and C of Post-Effective Amendment No. 10 are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 20th day of July, 2017.

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	July 20, 2017
R. Jeffrey Orr*

/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	July 20, 2017
Robert L. Reynolds

/s/ Andra S. Bolotin	Executive Vice President and Chief Financial Officer	July 20, 2017
Andra S. Bolotin

/s/ John L. Bernbach	Director	July 20, 2017
John L. Bernbach*

/s/ Marcel R. Coutu		July 20, 2017
Marcel R. Coutu*	Director

/s/ André Desmarais		July 20, 2017
André Desmarais*	Director

/s/ Olivier Desmarais	Director	July 20, 2017
Olivier Desmarais*

/s/ Paul Desmarais, Jr.	Director	July 20, 2017
Paul Desmarais, Jr.*

/s/ Gary A. Doer	Director	July 20, 2017
Gary A. Doer*

/s/ Gregory J. Fleming		July 20, 2017
Gregory J. Fleming*	Director

/s/ Claude Généreux		July 20, 2017
Claude Généreux*	Director

/s/ Alain Louvel	Director	July 20, 2017
Alain Louvel*

/s/ Paul A. Mahon	Director	July 20, 2017
Paul A. Mahon*

/s/ Jerry E.A. Nickerson	Director	July 20, 2017
Jerry E.A. Nickerson*

/s/ Henri P. Rousseau	Director	July 20, 2017
Henri P. Rousseau*

/s/ Raymond Royer	Director	July 20, 2017
Raymond Royer*

/s/ T. Timothy Ryan, Jr.	Director	July 20, 2017
T. Timothy Ryan, Jr.*

/s/ Jerome J. Selitto	Director	July 20, 2017
Jerome J. Selitto*

/s/ Gregory D. Tretiak	Director	July 20, 2017
Gregory D. Tretiak*

/s/ Brian E. Walsh	Director	July 20, 2017
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon		July 20, 2017
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney